CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Accounts receivable, net of allowance for doubtful accounts	$ 461,650	$ 475,080	$ 601,000
Convertible note payable, net of debt issuance cost	$ 107,333	$ 161,000
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	6,033,518	6,033,518	5,876,852
Common Stock, shares outstanding	6,033,518	6,033,518	5,876,852
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	1,111,111	1,111,111
Preferred Stock, Shares Outstanding	1,111,111	1,111,111
Preferred Stock, Liquidation Preference, Value	$ 9,999,999	$ 9,999,999
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	555,555	555,555	555,555
Preferred Stock, Shares Outstanding	555,555	555,555	555,555
Preferred Stock, Liquidation Preference, Value	$ 4,999,995	$ 4,999,995	$ 4,999,995
MEZZANINE | Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)			$ 0.001
Preferred stock, shares authorized			5,000,000
Preferred stock, shares issued			1,111,111
Preferred Stock, Shares Outstanding			1,111,111
Preferred Stock, Liquidation Preference, Value			$ 9,999,999